INVESCO CAPITAL APPRECIATION FUNDS, INC.
                                (July 3, 1997)

                          INVESCO GROWTH FUND, INC.
                              (January 1, 1997)

                     INVESCO INDUSTRIAL INCOME FUND, INC.
                              (November 1, 1996)

                      INVESCO MULTIPLE-ASSET FUNDS, INC.
                              (December 1, 1996)

                        INVESCO SPECIALTY FUNDS, INC.
                          INVESCO Asian Growth Fund
                     INVESCO European Small Company Fund
                      INVESCO Latin American Growth Fund
                     INVESCO Worldwide Capital Goods Fund
                    INVESCO Worldwide Communications Fund
                              (December 1, 1996)
                             INVESCO Realty Fund
                               (June 30, 1997)

                  Supplement to Prospectuses of Above Funds,
                 Dates of Which Are Indicated in Parenthesis

At numerous places in each of the above Funds' Prospectuses, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Fund(s). Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, will become the distributor of the Fund(s). Effective on that date, INVESCO Capital Appreciation Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Industrial Income Fund, Inc., INVESCO Multiple-Asset Funds, Inc. and INVESCO Specialty Funds, Inc. (the "Companies") entered into new Distribution Agreements and new 12b-1 Plans and Agreements of Distribution (the "Agreements") with IDI that are substantially identical to the corresponding agreements the Companies had with IFG for distribution services. The Agreements were approved by each Company's Board of Directors at a meeting held on September 2, 1997. The Agreements in no way change the basis upon which distribution services are being provided to the Fund(s) by IFG-affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Fund(s).

The date of this Supplement is September 29, 1997.

                   INVESCO CAPITAL APPRECIATION FUNDS, INC.
                                (July 3, 1997)

                          INVESCO GROWTH FUND, INC.
                              (January 1, 1997)

                     INVESCO INDUSTRIAL INCOME FUND, INC.
                              (November 1, 1996)

                      INVESCO MULTIPLE-ASSET FUNDS, INC.
                              (December 1, 1996)

                     INVESCO TAX-FREE INCOME FUNDS, INC.
                              (November 1, 1996)

         Supplement to Statements of Additional Information of Above
            Companies, Dates of Which Are Indicated in Parenthesis

At numerous places in each Company's Statement of Additional Information, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Companies' Fund(s). Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, will become the distributor of the Fund(s). Effective on that date, the Companies entered into new Distribution Agreements and new 12b-1 Plans and Agreements of Distribution (the "Agreements") with IDI that are substantially identical to the corresponding agreements the Companies had with IFG for distribution services. The Agreements were approved by each Company's Board of Directors at a meeting held on September 2, 1997. The Agreements in no way change the basis upon which distribution services are being provided to the Fund(s) by IFG- affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Fund(s).

The date of this Supplement is September 29, 1997.